Other Payables - Summary of Other Payables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Subclassifications of assets, liabilities and equities [abstract]
Accrued salary and bonus	$ 12,448,548	$ 443,324	$ 10,384,089
Payables for property, plant and equipment	10,013,971	356,623	14,282,564
Accrued employees' compensation and remuneration to directors	4,405,981	156,908	3,206,036
Accrued employee insurance	1,105,122	39,356	900,367
Accrued utilities	536,491	19,106	504,866
Others	10,905,510	388,373	9,903,768
Other payables	$ 39,415,623	$ 1,403,690	$ 39,181,690